Filed Pursuant to Rule 485(a)

      As filed with the Securities and Exchange Commission on June 2, 2000.


                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----
               Pre-Effective Amendment No.  _____       (_____)


               Post-Effective Amendment No.  57         (  X  )
                                            -----        -----



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X  )
                                                                 -----


               Amendment No.  59                        (  X  )
                                                         -----



                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001

Name and Address of                                    Copies to:
-------------------                                    ---------
Agent for Service:
-----------------
Karl J. Ege                                            Philip H. Newman, Esq.
Secretary and General Counsel                          Goodwin, Procter & Hoar
Frank Russell Investment Management Company            Exchange Place
909 A Street                                           Boston, Massachusetts  02109
Tacoma, Washington  98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective under Rule 485:
        (   ) immediately upon filing pursuant to paragraph (b)
        (   ) on (_____________) pursuant to paragraph (b)
        (   ) 60 days after filing pursuant to paragraph (a)
        (   ) on (date) pursuant to paragraph (a)(1)
        ( X ) 75 days after filing pursuant to paragraph (a)(2)
        (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
        (   ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SSgA FUNDS

                         Form N-1A Cross Reference Sheet

               PART A ITEM NUMBER AND CAPTION                             PROSPECTUS CAPTION
1.       Front and Back Cover Pages                       Front and Back Cover Pages

2.       Risk/Return Summary:  Investments, Risks and     Investment Objectives and Principal Investment
         Performance                                      Strategies; Additional Information about the
                                                          Fund's Objectives Investment Strategies
                                                          and Risks; Principal Risks; Risk and Return

3.       Risk/Return Summary:  Fee Table                  Risk and Return

4.       Investment Objectives, Principal Strategies,     Investment Objectives and Principal Investment Strategies;
         and Related Risks                                Principal Risks;
         (a)                                              Investment Objective

         (b)                                              Investment Objectives and Principal Investment Strategies;
                                                          Portfolio Turnover; Additional Information about the Fund's Objectives,
                                                          Investment Strategies and Risks

         (c)                                              Principal Risks

5.       Management's Discussion of Fund Performance      Annual Reports to Shareholders

6.       Management, Organization and Capital Structure   Management of the Fund
         (a)(1), (2)                                      Investment Advisor

         (a)(3)                                           Not Applicable

         (b)                                              Not Applicable

7.       Shareholder Information

         (a)                                              Pricing of Fund Shares

         (b)                                              Purchase of Fund Shares

         (c)                                              Redemption of Fund Shares

         (d)                                              Dividends and Distributions

         (e)                                              Taxes

         (f)                                              Not Applicable

8.       Distribution Arrangements

         (a)                                              Fees and Expenses of the Fund

         (b)                                              Fees and Expenses of the Fund

         (c)                                              Not Applicable

9.       Financial Highlights Information                 Financial Highlights

                 PART B ITEM NUMBER AND CAPTION                STATEMENT OF ADDITIONAL INFORMATION CAPTION
10.      Cover Page and Table of Contents                 Cover Page and Table of Contents

11.      Fund History                                     Fund History

12.      Description of the Fund and Its Investments      Description of the Fund and its Investment Risks
         and Risks
         (a)                                              Description of the Fund and its Investment Risks

         (b)                                              Investment Strategies; Investment Risks

         (c)                                              Investment Restrictions

         (d)                                              Temporary Defensive Position

         (e)                                              Portfolio Turnover

13.      Management of the Fund

         (a), (b), (c)                                    Board of Trustees and Officers

         (d)                                              Compensation

         (d)                                              Not Applicable

14.      Control Persons and Principal Holders of         Controlling and Principal Shareholders
         Securities
         (a), (b), (c)                                    Controlling and Principal Shareholders

15.      Investment Advisory and Other Services           Investment Advisory and Other  Services

         (a)                                              Advisor

         (b)                                              Distributor

         (c), (d)                                         Distribution and Shareholder Servicing Arrangements

         (e)                                              Not Applicable

         (f)                                              Not Applicable

         (g)                                              Distribution Plan and Shareholder Servicing
                                                          Arrangements--Distribution Plan

         (h)                                              Administrator; Transfer Agent and Custodian;
                                                          Independent Public Accountants

16.      Brokerage Allocation and Other Policies          Brokerage Practices and Commissions
         (a), (b), (c)                                    Brokerage Practices and Commissions
         (d)                                              Not Applicable

         (e)                                              Brokerage Practices and Commissions

17       Capital Stock and Other Securities               Capitalization and Voting
         (a)                                              Capitalization and Voting

         (b)                                              Not Applicable

18.      Purchase, Redemption and Pricing of Shares
         (a)                                              Pricing of Fund Shares

         (b)                                              Not Applicable

         (c)                                              Pricing of Fund Shares

         (d)                                              Not Applicable

19       Taxation of the Fund                             Taxes

20.      Underwriters
         (a)                                              Distributor

         (b), (c)                                         Not Applicable

21.      Calculation of Performance Data                  Calculation of Performance Data

22.      Financial Statements                             Financial Statements


Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                                   Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                www.ssgafunds.com

           CustomerOwner[sm] Program Customer Service: 1-800-___-____
                              www.CustomerOwner.com

                            OWNx[sm] CustomerOwner[sm] Fund


As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this prospectus is accurate and complete, nor approved or disapproved of these securities. Any representation to the contrary is a criminal offense.

The Fund's investment objective is capital appreciation. The Fund seeks its objective by investing primarily in equity securities of companies that participate in the OWNx.com[sm] CustomerOwner Program sponsored by OWNx.com.


                     PROSPECTUS DATED _______________, 2000


                     SUBJECT TO COMPLETION ___________, 2000

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective This prospectus shall not constitute an offer to sell or the solicitation of any offer to buy nor shall there by any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                TABLE OF CONTENTS



INVESTMENT STRATEGIES AND PRINCIPAL RISKS..................................... 3

INVESTMENT OBJECTIVE.......................................................... 3
PRINCIPAL INVESTMENT STRATEGIES............................................... 3
PRINCIPAL RISKS OF INVESTING IN THE FUND...................................... 3
RISK AND RETURN............................................................... 4

FEES AND EXPENSES OF THE FUND................................................. 5


MANAGEMENT OF THE FUND........................................................ 6


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT
OBJECTIVE, INVESTMENT STRATEGIES AND RISKS.................................... 7


SHAREHOLDER INFORMATION....................................................... 9

PURCHASE OF FUND SHARES....................................................... 9
REDEMPTION OF FUND SHARES--CUSTOMEROWNER PROGRAM MEMBERS..................... 13
REDEMPTION OF FUND SHARES--NON-MEMBERS....................................... 14
DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS................  17
PRICING OF FUND SHARES........................................................17
DIVIDENDS AND DISTRIBUTIONS...................................................18
TAXES.........................................................................18

FINANCIAL HIGHLIGHTS..........................................................19


ADDITIONAL INFORMATION ABOUT THE FUND.........................................21

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE

The Fund's investment objective is capital appreciation. The Fund seeks its objective by investing primarily in equity securities of companies that participate in the CustomerOwner Program sponsored by OWNx.com. Of course, there is no assurance that the Fund will achieve its objective.

This objective may be changed by the Fund's trustees without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its objective by investing primarily in equity securities of companies that participate in the CustomerOwner Program sponsored by OWNx.com (referred to as participating companies). Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of participating companies. As of the date of this prospectus, there are over 50 companies participating in the program. Participating companies may be added or deleted at any time. A current listing is available on the CustomerOwner website (www.CustomerOwner.com).

The participating companies will be combined into a customized index for use by the portfolio manager. Each participating company will be weighted according to the aggregate purchases of products and services from that company by members of the CustomerOwner Program. The portfolio manager will purchase stock of each participating company according to this weighting formula, subject to regulatory requirements. This portion of the Fund may be rebalanced periodically in accordance with the weighting formula. If a participating company stops participating in the CustomerOwner Program, the Fund may retain that security or may sell all or a portion of that company's securities, at the discretion of the portfolio manager. The portfolio manager may sell the securities of a participating company if in the portfolio manager's judgment the company has experienced a significant event warranting a sale. At no time will more than 10% of the Fund be invested in the securities or voting stock of any one participating company.

Under normal market conditions, the remaining 35% of the Fund is actively managed by investing in equity securities on the basis of a proprietary, systematic investment process. The Fund management team employs an active equity strategy using bottom-up, quantitative stock selection from among the securities included in the Russell 3000(R) Value Index based on a multi-factor return forecasting model, coupled with risk-controlled, benchmark oriented portfolio construction. This structured and disciplined approach seeks over time to provide long-term total returns in excess of the Russell 3000 Value Index. By providing a substantial portfolio of actively managed shares, the concentration of any one stock in the Fund is reduced, allowing the investment management team the flexibility to build a portfolio which will be competitive as market cycles evolve over time.


PRINCIPAL RISKS OF INVESTING IN THE FUND

Investment in the Fund, like any investment, has risks. The principal risks of investing in the Fund are described below. Fund shares will rise and fall in value and there is a risk you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of securities held by the Fund will rise or fall due to changing economic, political or market conditions, or due to a company's individual situation. Some securities held by the Fund may be quite volatile, meaning that their prices can change significantly in a short time. The value of the Fund's shares could fluctuate significantly over time.

Investing in Participating Companies. The Fund invests in participating companies based solely on their participation in the CustomerOwner Program, and not on their investment merits. The size of the Fund's investment in each participating company depends on purchases of products and services from that company by members of the CustomerOwner Program. This means that the Fund may be precluded from investing in companies with good investment prospects, and may invest significantly in companies with poorer investment prospects. The Fund may invest significant percentages of its assets in companies in the same or similar lines of business. The Fund may underperform or outperform other stock funds that are not subject to these limitations. Participating companies could stop participating in the CustomerOwner Program at any time, and the portfolio manager may choose to sell all or a portion of these companies' securities.

Large and Small Cap Issuers. The Fund may invest in larger and smaller companies. Larger companies may not change as quickly as smaller companies in response to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods. Smaller companies may be particularly susceptible to market downturns because of limited product lines, markets, distribution channels or financial and management resources. Shares of smaller companies may be less liquid than the shares of larger companies. As a result, their prices may be more volatile, causing the Fund's share price to be volatile.

OWNx.com. OWNx.com is the sponsor and administrator of the CustomerOwner Program. Pursuant to an agreement with the Fund's advisor, OWNx.com provides the portfolio manager with the information needed to create the customized index of participating companies. OWNx.com develops this information pursuant to its proprietary, patent-pending technology. OWNx.com was organized in 1999 for the purpose of developing the CustomerOwner Program. If for any reason OWNx.com were not able to provide the information to the portfolio manager, the Fund may not invest in accordance with its principal strategy. The CustomerOwner Program is a product of OWNx.com and is not an obligation of the Fund or State Street Bank and Trust Company.


RISK AND RETURN

The OWNx.com Fund has not been in existence for a full calendar year. Therefore, performance information is not available. The Fund commenced operations on _______, 2000.

                          FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)

      Maximum Sales Charge (Load) Imposed on Purchases                   None
      Maximum Deferred Sales Charge (Load)                               None
      Maximum Sales Charge (Load) Imposed on Reinvested
         Dividends or Other Distributions                                None
      Annual Account Maintenance Fee                                      $15*
      Initial Account Setup Fee                                           $10**
      Telephone Transaction Fee                                           $ 5
      Check Processing Fee                                                $ 5***
      Account Closing Fee                                                 $15**
      On-line Transaction Fee                                            None

* This fee is deducted quarterly ($3.75/quarter) from all accounts, including Individual Retirement Accounts (IRAs). The account maintenance fee will be deducted from your account balance quarterly.

** The Initial Account Setup Fee is waived for all accounts that are established on-line. The Account Setup and Closing Fees are paid directly to the Program Transfer Agent by the investor and are therefore not included in the annual fund operating expenses below.

*** This fee is waived for ACH transactions processed on-line or established with automatic transactions. However, for investors purchasing by check, the $5 fee must be sent in as a separate check made payable to ______________.


The fees listed above are designed to encourage the efficient management of Fund resources through on-line investing. The fees charged for human intervention and manual transaction processing are used to offset the costs generated by those transactions.

Annual Fund Operating Expenses
   (expenses that are deducted from fund assets)

      (as a percentage of average daily net assets)
      Management Fee                                                         .40%
      Distribution and Service (12b-1) Fees(1)                               .25
      Other Expenses(2, 3)                                                   .55
                                                                             ---
      Total Annual Fund Operating Expenses                                  1.20


Example

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 and $1,000 in the Fund for the time periods indicated, regardless of whether you redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                 $10,000 Investment
            1 year                3 years
             $122                   $381

                  $1,000 Investment
            1 year                3 years
              $12                   $38

Long term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front end sales charge permitted by the NASD.


                             MANAGEMENT OF THE FUND

Investment Advisor. State Street, 225 Franklin Street, Boston, Massachusetts 02110, serves as the investment advisor for the Fund and directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions.

------------------------

(1) The ratio includes .05% for 12b-1 Distribution and .20% for 12b-1 Shareholder Servicing Fees.

(2) Other expenses include a .35% fee to OWNx.com for technology and support services.

(3) OWNx, as a technology and support services provider, has contractually agreed to reimburse the CustomerOwner Fund for expenses in excess of 1.20% up to a maximum of .35% of average daily net assets on an annual basis until December 31, 2002.

State Street is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds. State Street Global Advisors ("SSgA") is the investment management business of State Street, a 200-year old pioneer and leader in the world of financial services. State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $720 billion under management as of May 4, 2000, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

For these services, the Fund pays State Street an annual management fee, calculated daily and paid monthly, of .40% of the average daily net assets of the Fund.

Portfolio Management. Mr. Michael J. Feehily, CFA, Principal of SSgA, is the portfolio manager primarily responsible for investment decisions regarding the Fund. Mr. Feehily joined State Street Corporation in August 1992 in the Global Operations area before moving to the Performance & Analytics group in 1994. He helped to develop and work with a proprietary application which is used to analyze venture capital, real estate, and other private investments. Mr. Feehily holds a BS in Finance, Investments and Economics from Babson College and an MBA in Finance from Bentley College. There are three other portfolio managers who assist in managing the Fund.

Under certain circumstances, as provided in the Investment Company Act of 1940 (the 1940 Act), the Fund may be terminated and assets distributed to shareholders.


               ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT
                   OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The investment objective of the Fund as stated above may be changed by the Fund's trustees without shareholder approval. The investment policies described below reflect the Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below. There can be no assurance that these investment policies will ensure achievement of the fund's investment objective.

Futures Contracts and Options on Futures. To equitize cash, the Fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may also purchase futures and options if cheaper than the underlying stocks.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made.

Stock Index Futures. Stock Index Futures may be used by the Fund to equitize all cash and cash equivalents so that the Fund may remain fully invested in the equity market. This will enable the Fund to facilitate demand for same day redemptions. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a good faith deposit that the Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

There are certain investment risks in using derivatives such as futures contracts and options on futures as a hedging technique. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

American Depository Receipts (ADRs). The common stocks the Fund may invest in include American Depository Receipts (ADRs). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in securities of foreign issuers, such as: less publicly available information; lack of uniform accounting, auditing, and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investment in such securities. For purposes of the Fund's investment policies, the Fund's investments in ADRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

Defensive Strategies. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When investing for defensive purposes, the Fund may invest in high quality money market and other short-term instruments and may not be pursuing its investment objective.

Investments in Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of other investment companies that have substantially similar investment objectives and policies. These other investment companies may charge management fees which shall be borne by the Fund. Investments in other funds may include investing in exchange traded funds (ETFs).

                             SHAREHOLDER INFORMATION


PURCHASE OF FUND SHARES

Distribution and Eligible Investors. Shares of the Fund are offered without a sales commission by ________________ [to be determined] ("Program Distributor") through the CustomerOwner Program or directly to the investor. To become a member of the CustomerOwner Program, you must first complete the on-line application that can be found by visiting the www.CustomerOwner.com website or calling CustomerOwner Program Customer Service at 1-800-___-____ for an application and prospectus. As a part of the application process, you will be asked to consent to certain matters, including your consent to electronic delivery of all reports, statements and other information that the Fund or OWNx.com may deliver to you and to the delivery of one set of such information per address of record (referred to as "householding"). Further, you will be asked to authorize OWNx.com to deliver to the Fund, for your account, all Ownership Credits credited to your account in connection with your purchases through the CustomerOwner Program for conversion into shares of the Fund. This authorization will continue until revoked by you.

Shares of the Fund are offered without a sales commission to investors who are not participants in the CustomerOwner Program by Russell Fund Distributors, Inc. ("Direct Distributor"). Please call 1-800-___-____ to obtain a prospectus and application.

Purchases by CustomerOwner Program Members. If you elect to become a member in the CustomerOwner Program you may accumulate Ownership Credits as described in the CustomerOwner membership agreement. Ownership Credits ("OC's") are credits earned based upon your purchases from participating companies. OC's have no cash value and are not transferable. The OC's are collected in your CustomerOwner earnings portfolio. Your OC's vest over a three-month period from the day they are posted to your earnings portfolio. When vested, they are eligible for conversion to shares of the CustomerOwner Fund. You will be notified of your eligibility to open a CustomerOwner Fund account once you have at least 2,500 vested OC's available. Please consult the CustomerOwner membership agreement for a complete discussion of the Ownership Credits. Ownership Credits are not an obligation of the Fund, State Street Bank and Trust Company or Russell Fund Distributors, Inc.

Once you have authorized the opening of your CustomerOwner Fund account with the initial 2,500 vested OC's, every time 1,000 or more of your OC's vest, they automatically convert into shares of the CustomerOwner Fund the following month. You may revoke the authorization to convert OC's to Fund shares at any time. Fund shares will be priced at the net asset value per share next determined after vesting and conversion. Once this conversion is complete, you own shares of the Fund. An electronic statement will be updated on the next business day after a transaction is made, and statements will be available quarterly. You can access your statements on-line at www.CustomerOwner.com.

How to Accumulate Ownership Credits. Once you have become a member in the CustomerOwner Program you may accumulate OC's by purchasing products or services sold by participating companies. A listing of and information on participating companies is available on the CustomerOwner.com website. OWNx.com will track your purchases and CustomerOwner Program Account balance, along with your investment in the Fund.

Minimum Initial and Subsequent Investments and Account Balance. For CustomerOwner program members, the Fund requires a minimum investment of $25. For CustomerOwner program members, to reach this $25 the minimum initial accumulation is 2,500 OC's. Investors who are not members of the CustomerOwner program may make initial cash purchases with a minimum of $1,000. For members and non-members, subsequent cash investments must be at least $100, or a CustomerOwner program member's accumulated OC's vest and convert into Fund shares as described above. An investment in Fund shares may be subject to a liquidation at the Fund's discretion if the account balance is less than $25 for CustomerOwner Program members, or $1,000 for non-members, as a result of shareholder redemptions.

______________________[TBD], the CustomerOwner Program's transfer agent ("Program Transfer Agent/Recordkeeper"), or State Street Bank ("Direct Transfer Agent" or "State Street") will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the applicable required minimum. Failure to bring the account balance to the required minimum may result in the closing of the account at the net asset value next determined on the day the account is closed and mailing the net proceeds to the shareholder's address shown on the applicable Transfer Agent's records. The Fund reserves the right to reject any purchase order.

For CustomerOwner Program members, the Fund reserves the right to close the account due to a failure to bring the balance up to the required minimum. You will be notified prior to the closing of the account and given an opportunity to bring the balance up to the required minimum. Otherwise, the account close-out fee of $15.00 and a check processing fee of $5.00 will be deducted by the Program Transfer Agent/Recordkeeper before the proceeds are mailed to the address of record. Any purchases by check, whether initial or subsequent, will be charged a $5.00 processing fee by the Program Transfer Agent/Recordkeeper. A separate check for the $5.00 fee must accompany the purchase. Failure to send in a separate check for the fee will result in the application and checks being returned. Please make all checks payable to the SSgA Funds or Program Transfer Agent/Recordkeeper.

Order and Payment Procedures for Direct Investors. There are several ways to invest in the Fund if you are not a member of the CustomerOwner Program. The Fund requires a purchase order in good form, which consists of a completed and signed application for each new account. For additional information including the IRA package, additional applications or other forms, please call:

       If you are NOT a member of the
       CustomerOwner Program--

       SSgA Funds Customer Service Department

       1-800-___-____

       or write:

       SSgA Funds
       P.O. Box 8317
       Boston, MA  02266-8317

Order and Payment Procedures for Program Members with Existing Accounts. Program members may purchase additional shares for their account by completing the appropriate section of the application. If you are a program member and wish to purchase additional shares, please contact:

       If you are a CustomerOwner Program Member purchasing additional shares--

       CustomerOwner Program Customer Service

       1-800-___-____

       Members may also access this information on-line at www.CustomerOwner.com.


     Members of the CustomerOwner Program may also make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit through ACH by debiting your bank checking account. Please complete the appropriate section of the application or talk to the Program Transfer Agent.

         Purchase Dates and Times for Direct Purchases. For non-CustomerOwner Program members, Fund shares may be purchased on any business day. A business day is one on which the New York Stock Exchange is open for regular trading. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for Fund shares must be received by the Direct Transfer Agent prior to the close of the regular trading session of the New York Stock Exchange, which is ordinarily 4 p.m. Eastern time (the "Pricing Time"), to be effective on the date received. If an order or payment is received after the Pricing Time, the order will be effective on the next business day.

         Mail. If you are not a member of the CustomerOwner Program, please mail the completed application and check. Additional investments should also be made by check. You must include the Fund name and account number on your check, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds or State Street Bank, the Direct Transfer Agent. If you are using a servicing agent or broker-dealer, please verify with them the proper address or instructions before writing and mailing your check. All purchase requests should be mailed to one of the following addresses:

                  Regular Mail:                 Registered, Express or Certified Mail:
                  SSgA Funds                    SSgA Funds
                  P.O. Box 8317                 2 Heritage Drive
                  Boston, MA  02266-8317        North Quincy, MA  02171

              All purchases made by check should be in US dollars from a US bank. Third party checks (e.g., checks not made payable to SSgA Funds or State Street Bank, the Direct Transfer Agent), starter checks and checks drawn on credit card accounts will not be accepted. The Direct Transfer Agent will charge a $10.00 initial account setup fee on mail purchases if it is a new account being established as well as a $5.00 processing fee for all purchases made by check. Please include a separate check for the $10.00 initial setup fee and another check for the $5.00 check processing fee (please do not include both fees in one check) payable to SSgA Funds or State Street Bank. Failure to include a separate check for each fee will result in the checks and application being returned to you.

              Federal Funds Wire for Direct Investors. Investors who are not members of the CustomerOwner Program may make initial investments of $1,000 or more or subsequent investments of $100 or more by wiring federal funds to State Street, as Direct Transfer Agent, once the application has been received and the account established. CustomerOwner Program members may make subsequent investments of at least $100 by wiring federal funds to State Street, as Direct Transfer Agent. In either case, follow the directions below by instructing the wiring bank to wire federal funds to:

                  State Street Bank and Trust Company
                  225 Franklin Street, Boston, MA  02110
                  ABA #0110-0002-8
                  DDA #9904-631-0
                  SSgA OWNx CustomerOwner Fund
                  Account Number and Registration
                  Dollar Amount Per Account (if one wire is to cover more than one purchase)

              All wires must be received by State Street Bank prior to 4 p.m. Eastern time in order to receive that day's closing price. Any wires received by State Street Bank after 4 p.m. will be purchased the following business day.

              If all wires, checks and transfers are not identified properly as instructed above, the Direct Transfer Agent may delay, reject and/or incorrectly apply the settlement of your purchase. Any wires received at State Street Bank will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day. If a wire cannot be applied due to incomplete information (e.g., there is no fund name or registration number identified on the wire, or if the account number is invalid), it will be returned to the sending bank. The shares will be purchased at the next determined net asset value only when a valid wire has been received.

              Automatic Investment Plan (AIP). For investors who are not members of the CustomerOwner Program, once the initial investment has been made, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit through the Automatic Clearing House (ACH) by debiting your bank checking account. Please complete the appropriate section of the application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the SSgA Funds Customer Service Department at 1-800-___-____ prior to 3 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Direct Transfer Agent. A telephone transaction fee of $5.00 will be charged for all automatic purchases called into the Customer Service Department. This fee is waived if the transaction is initiated on-line or established automatically.

     Initial Account Set-Up and Annual Account Maintenance Fees. The Fund charges a one-time Initial Account Set-Up Fee of $10.00 for all accounts. This fee is waived for all accounts established on-line. The Fund also charges each account (including IRA accounts) an Annual Maintenance Fee of $15.00 ($3.75 per quarter), regardless of the method by which your account was established. The account maintenance fee will be deducted from your account balance quarterly.


REDEMPTION OF FUND SHARES--CUSTOMEROWNER PROGRAM MEMBERS

Members of the CustomerOwner Program may redeem Fund shares on any Fund business day by making an on-line redemption request on the CustomerOwner.com website or telephoning the Program Transfer Agent at 1-800-___-____. If your redemption request is received by or before 4 p.m. Eastern time, on a particular Fund business day, your redemption will be effective as of the close of business on that day. If your redemption request is received by the Program Transfer Agent after 4 p.m. Eastern time, on a particular Fund business day, your redemption will be effective as of the close of business on the next Fund business day. The terms of the CustomerOwner Program govern any restriction on on-line or telephone redemption requests. If you are having trouble with connectivity which may prevent you from submitting a purchase or redemption request before the deadline, please try telephoning your trade request to the Program Transfer Agent at 1-800-___-____; neither OWNx.com nor the SSgA funds may be held responsible for lost purchase or redemption opportunities under those circumstances. Please note that a $5.00 telephone transaction fee will be charged by the Program Transfer Agent for processing the trade.

If you request a redemption of Fund shares, you will ordinarily receive a check in the amount of the redemption proceeds minus the amount of any redemption and transaction fees. The Fund will normally make payments within one business day but in no event later than seven calendar days after receipt by the Recordkeeper of your request. The Program Transfer Agent will charge a $5.00 processing fee for all redemption proceeds paid by check.

Systematic Withdrawal Plan by Check for Program Members. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed redemption checks. The Program Transfer Agent charges a $5.00 processing fee for each check issued.

The Fund may pay any portion of the redemption amount by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of them. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act of as determined by the Securities and Exchange Commission, should exist.

Automatic Redemption. The Fund reserves the right to redeem your shares if you revoke your consent to receive information about the Fund through electronic delivery. The Fund also reserves the right to redeem your shares if you are a member of the OWNx.com Ownership Program and you cancel your authorization to deliver OC's for conversion into Fund shares or if your account balance falls below $25 because of redemptions.


REDEMPTION OF FUND SHARES--NON-MEMBERS

Telephone Redemption. Investors who are not members of the CustomerOwner Program may normally redeem Fund shares by telephoning the SSgA Funds Customer Service Department at 1-800-___-____ between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The Fund and the Direct Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the Fund, the Direct Distributor nor the Direct Transfer Agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to your address of record, if the address has not been changed within 60 days of the redemption request. To the extent the Direct Transfer Agent fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for telephone instructions that prove to be fraudulent or unauthorized. The Fund, the Direct Distributor or the Direct Transfer Agent will be responsible for the authenticity of terminal access instructions only if it acts with willful misfeasance, bad faith or gross negligence. The Direct Transfer Agent charges a $5.00 fee for each telephone redemption.

Redemptions By Check. If you are not a member of the CustomerOwner Program, you may have proceeds of less than $50,000 mailed only to the address shown on the Direct Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. You may call the Customer Service Department at 1-800-___-____. Shares will be redeemed using that day's closing price. All proceeds by check will normally be sent the following business day. The Direct Transfer Agent will charge a telephone transaction fee of $5.00 and a check processing fee of $5.00 for each redemption by telephone and check issued. A check is not available for telephone redemption requests in excess of $50,000; the request must be in writing. If your redemption request is over $50,000, please follow instructions for redemption by wire or by mail.

During periods of drastic economic or market changes, shareholders giving instructions by phone may encounter delays.

Redemptions by Wire. For investors who are not members of the CustomerOwner Program, redemption proceeds exceeding $1,000 may be sent via wire transfer to your bank as previously indicated on your application or letter of instruction in good order. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the Fund does not charge a wire fee for this feature, your bank may charge a fee for receiving the wire. The Direct Transfer Agent will charge a $5.00 processing for each telephone redemption. Please check with your bank before requesting this feature. If bank instructions are not indicated on the account, a signature guaranteed letter of instruction is required to add the bank information to send proceeds via wire.

Redemptions by Mail. In certain circumstances, investors who are not members of the CustomerOwner Program may request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. An account closing fee of $15.00 applies, and the Direct Transfer Agent will charge a $5.00 check processing fee if the proceeds are to be paid by check. A signature guarantee will be required if:

1.  Your address of record has changed within the past 60 days;
2.  You are redeeming more than $50,000 worth of shares; or
3. You are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.  A broker or securities dealer, registered with a domestic stock exchange;
2.  A federal savings, cooperative or other type of bank;
3.  A savings and loan or other thrift institution;
4.  A credit union; or
5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A notary public cannot provide a signature guarantee.

          Seller                         Requirements for Written Requests
          Owner of individual, joint,    o Letter of instruction, signed by all
          sole proprietorship,             persons authorized to sign for the account
          UGMA/UTMA (custodial             stating general titles/capacity, exactly as the
          accounts for minors) or          account is registered; and
          general partner accounts       o Signature guarantee, if applicable (see above).

          Owners of corporate or         o Letter of instruction signed by authorized person(s),
          association accounts             stating capacity as indicated by the corporate
                                           resolution;
                                         o Corporate resolution, certified within the past 90
                                           days; and
                                         o Signature guarantee, if applicable (see above).

          Owners or trustees of trust    o Letter of instruction, signed by all trustees;
          accounts                       o If the trustees are not named in the registration,
                                           please provide a copy of the trust document certified
                                           within the past 60 days; and
                                         o Signature guarantee, if applicable (see above).

          Joint tenancy shareholders     o Letter of instruction signed by surviving
          whose co-tenants are             tenant(s);
          deceased                       o Certified copy of the death certificate; and
                                         o Signature guarantee, if applicable (see above).


Necessary legal documentation for written requests may include, in certain circumstances, documents verifying the authority or legal capacity of the person(s) seeking to redeem. All non-members should call the SSgA Funds Customer Service Department at 1-800-___-____ for questions or further instructions.

If you request a redemption of Fund shares, you will ordinarily receive a check in the amount of the redemption proceeds minus the amount of any redemption and transaction fees. The Fund will normally make payments within one business day but in no event later than seven calendar days after receipt by the Direct Transfer Agent of your request. The Direct Transfer Agent will charge a $5.00 processing fee for all redemption proceeds paid by check.

Systematic Withdrawal Plan by Check. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed redemption checks. The Direct Transfer Agent charges a $5.00 processing fee for each check issued.

Systematic Withdrawal Plan by ACH. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application and attaching a voided check to code your account correctly with the bank information. You may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 and if you do not participate in the CustomerOwner Program by calling the SSgA Funds Customer Service Department at 1-800-___-____, prior to 3 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the Fund's minimum investment is maintained. The Direct Transfer Agent will charge a $5.00 processing fee for each telephone redemption. Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the withdrawal, and there is no charge to the shareholder for these transactions.

Automatic Redemption. For investors who are not members of the CustomerOwner Program, redemption proceeds greater than $1,000 may be wire transferred to your account at a domestic commercial bank that is a member of the Federal Reserve System. For non-members, if the account balance falls below $1,000 the Fund reserves the right to redeem your shares. If you purchased Fund shares by check or an automatic investment program (AIP) and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the Fund will generally postpone sending redemption proceeds until it can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check. The Fund also reserves the right to redeem your shares if your account balance falls below $1,000 because of redemptions.


DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the Plan) under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution and other fees for the sale and distribution of Fund shares and for services provided to shareholders. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to the Distributor, as well as payments from the Fund to service organizations providing shareholder services to the Fund, are not permitted by the Plan to exceed .25% of the Fund's average net asset value per year. Any payments that are required to be made to the Distributor or service organization that cannot be made because of the .25% limitation may be carried forward and paid the following two fiscal years so long as the Plan is in effect.

Service organizations, like OWNx.com or the Program Transfer Agent/Recordkeeper, providing technology and support services to the Fund will be responsible for prompt transmission of purchase and redemption orders and may charge you a fee for their services.


PRICING OF FUND SHARES

The Fund determines the price per share once each business day at 4 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier. Pricing does not occur on Exchange holidays. The price is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

The Fund values portfolio securities at market value. The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value.


DIVIDENDS AND DISTRIBUTIONS

The Board of Trustees intends to declare and pay dividends on shares of the Fund annually from net investment income. Distributions will be made at least annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares (commonly referred to as "reinvested") at their net asset value on the record date to the Fund account. Dividends and distributions will not be paid in cash.

Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, you will be subject to taxes with respect to such dividend or distribution.


TAXES

Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time you have held the shares.

The Fund's distributions may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. Any loss incurred on the sale of Fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.

You will be notified after each calendar year of the amount of income dividends and net capital gains distributed. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The tax discussion in this prospectus is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary, so you are encouraged to discuss investment in the Fund with your tax advisor. Nothing in this prospectus should be considered tax advice concerning the CustomerOwner program or the tax impact to a particular shareholder.



                              FINANCIAL HIGHLIGHTS

Financial highlights information is not available for the CustomerOwner Fund because it has been in operation for less than one year.

                                   SSgA FUNDS

                             SSgA Money Market Fund
                      SSgA US Government Money Market Fund
                         SSgA Tax Free Money Market Fund
                              SSgA Yield Plus Fund
                             SSgA Intermediate Fund
                              SSgA Bond Market Fund
                            SSgA High Yield Bond Fund
                      SSgA Intermediate Municipal Bond Fund
                           SSgA Growth and Income Fund
                             SSgA S&P 500 Index Fund
                             SSgA Matrix Equity Fund
                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)
                            SSgA Special Equity Fund
                         SSgA Tuckerman Active REIT Fund
                           SSgA Aggressive Equity Fund
                              SSgA IAM SHARES Fund
                           SSgA Emerging Markets Fund
                         SSgA Active International Fund
                  SSgA International Growth Opportunities Fund
                          SSgA OWNx CustomerOwner Fund
                         SSgA Life Solutions Growth Fund
                        SSgA Life Solutions Balanced Fund
                   SSgA Life Solutions Income and Growth Fund

                      ADDITIONAL INFORMATION ABOUT THE FUND

A Statement of Additional Information (SAI) includes additional information about the Fund. The SAI is incorporated into this Prospectus by reference and is available, without charge, upon request. To request an SAI, other information about the Fund or to make any shareholder inquiry, please contact the Fund at:


CustomerOwner Program Member Customer Service

                             ----------------------

                             ----------------------

                                 1-800-___-____

                              www.CustomerOwner.com

Customer Service for investors who are not members of CustomerOwner Program:

                                 1-800-___-____

To request information about other SSgA Funds, please contact:

                         Russell Fund Distributors, Inc.
                             One International Place
                           Boston, Massachusetts 02110
                                 1-800-___-____

You also can review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information bout the fund are available on the EDGAR database on the Commission's internet site at http://www.sec.gov, and copies also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also access the SSgA Funds' website at www.ssgafunds.com.


SSgA Funds' Investment Company Act File No.  811-5430

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430



                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                www.ssgafunds.com

             CustomerOwner Program Customer Service: 1-800-___-____
                              www.customerowner.com


                       STATEMENT OF ADDITIONAL INFORMATION

                           OWNx[SM] CUSTOMEROWNER[SM] Fund

                            ___________________, 2000


This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the series named above as contained in the prospectus dated ____________________, 2000. You may obtain a copy of the prospectus by calling 1-800-___-____.

                                TABLE OF CONTENTS

FUND HISTORY...................................................................2

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS...............................2

    Investment Strategies......................................................2
    Hedging Strategies and Related Investment Techniques.......................5
    Investment Risks...........................................................6
    Investment Restrictions....................................................6
    Temporary Defensive Position...............................................6
    Portfolio Turnover.........................................................7

MANAGEMENT OF THE FUND.........................................................7

    Board of Trustees and Officers.............................................7
    Compensation...............................................................9
    Controlling and Principal Shareholders....................................10

INVESTMENT ADVISORY AND OTHER SERVICES........................................11

    Advisor...................................................................11
    Administrator.............................................................11
    Custodian and Transfer Agent..............................................12
    Distributor...............................................................12
    Distribution Plan and Shareholder Servicing Arrangements..................12
    Technology and Support Services...........................................13
    Independent Accountants...................................................14
    Legal Counsel.............................................................14

BROKERAGE PRACTICES AND COMMISSIONS...........................................14

PRICING OF FUND SHARES........................................................15

TAXES.........................................................................15

CALCULATION OF PERFORMANCE DATA...............................................16

ADDITIONAL INFORMATION........................................................16

    Shareholder Meetings......................................................16
    Capitalization and Voting.................................................17
    Federal Law Affecting State Street........................................17

FINANCIAL STATEMENTS..........................................................17

                                  FUND HISTORY


SSgA Funds (the Investment Company) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. The SSgA Funds was formerly known as The Seven Seas Series Fund. The name change took effect on December 27, 1996.


                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. Each SSgA Fund is diversified1, in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.

Investment Strategies

To the extent consistent with its investment objective and restrictions, the fund may invest in the following instruments and use the following investment techniques:

US Government Obligations. The types of US Government obligations in which the fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The fund may purchase US Government obligations on a forward commitment basis.

Initial Public Offerings. The fund may purchase initial public offerings (IPOs). Performance of the fund may be impacted by its holdings of IPOs. Because an IPO is an equity security that is new to the public market, the value of IPOs can fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments.

Repurchase Agreements. The fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a fund and agree to repurchase the securities at the fund's cost plus interest within a specified time (normally one day). The securities purchased by each fund have a total value in excess of the purchase price paid by the fund and are held by the Custodian until repurchased. Repurchase agreements assist the fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by the Advisor.

Reverse Repurchase Agreements. The fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreement may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the fund.

If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and


----------------------------------------

(1) With the exception of the SSgA Tuckerman Active REIT Fund, which is non-diversified.

enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable.

Forward Commitments. The fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the fund. The fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the fund's net asset value.

When payment for when-issued securities is due, the fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Securities Lending. A fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral. A fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage any fund.

Interfund Lending. The SSgA Funds have sought and been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

Section 4(2) Commercial Paper. The fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the board of trustees, the Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the fund's investment restriction relating to investments in illiquid securities.

Warrants. The fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

American Depository Receipts (ADRs). The fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

Illiquid Securities. The fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Convertible Securities. The fund may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Cash Reserves. For defensive purposes, the fund may temporarily invest, without limitation, in short-term fixed income securities. High quality, investment-grade securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by a fund will decline, and thereby possibly cause its yield to decline as well.

Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. The Advisor will allow the fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds' repurchase agreement guidelines. Swap agreements bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

Total Rate of Return Swaps. The fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. The Advisor will cause the fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

Hedging Strategies and Related Investment Techniques


The fund may seek to hedge against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the prospectus and below), the Advisor believes that, because the fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the fund will not subject the fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the fund is intended to reduce the volatility of the net asset value of the fund's shares, the fund's net asset value will nevertheless fluctuate. There can be no assurance that the fund's hedging transactions will be effective.

Interest Rate and Financial Futures Options. The fund may invest in interest rate futures contracts, foreign currency futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments and foreign currencies. For example: US Treasury bonds; US Treasury notes; three-month US Treasury bills; Eurodollar certificates of deposit. It is expected that other futures contracts will be developed and traded in the future.

The fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

As long as required by regulatory authorities, the fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, the fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the fund's securities or the price of the securities which the fund intends to purchase. Additionally, a fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

The fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A fund will enter into a futures contract only if the contract is "covered" or if the fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A fund will write a call or put option on a futures contract only if the option is "covered."

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the fund require that all of the fund's futures and options on futures transactions constitute bona fide hedging transactions and that the fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the fund's total assets.

Investment Risks

Foreign Investments. Investment in securities of non-US issuers and securities denominated in foreign currencies involve investment risks that are different from those of US issuers, including: uncertain future political, diplomatic and economic developments; possible imposition of exchange controls or other governmental restrictions; less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investments in such securities. ADRs are subject to all of the above risks, except the imposition of exchange controls, and currency fluctuations during the settlement period.

Investment Restrictions

The following investment restrictions have been adopted by the Investment Company with respect to the fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A fundamental policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The fund may not:

1. Borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

2. Issue "senior securities," except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

3. Engage in the business of underwriting securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under applicable law.

4. Purchase or sell real estate, except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. Purchase or sell commodities, except the fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.          Make loans, except that the fund may (i) lend portfolio securities,
            (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

7. Purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the US Government or its agencies or instrumentalities).

If any percentage restriction described above for the fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the fund's assets will not constitute a violation of the restriction.

Temporary Defensive Position


For defensive purposes, the fund may invest temporarily in short term fixed income securities. These include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations; commercial paper; bank certificates of deposit; bankers' acceptances and time deposits. These short term, fixed income securities may be used without limitation to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. When using this strategy, the weighted average maturity of securities held by the fund will decline, which will possibly cause its yield to decline as well. This strategy may be inconsistent with the fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the fund not achieving its investment objective.

Portfolio Turnover


Generally, securities are purchased for the fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the fund's investment in securities of foreign issuers is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded. A high turnover rate (over 100%) will: (1): increase transactions expenses which will adversely affect a fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.


                             MANAGEMENT OF THE FUND


Board of Trustees and Officers


The board of trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA funds (see the section called "Investment Advisory and Other Services."). Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. The officers, all of whom are employed by the Administrator or its affiliates, are responsible for the day-to-day management and administration of the SSgA Funds' operations.

The following lists the SSgA Funds' trustees and officers, their mailing addresses and ages, their positions with the SSgA funds and their present and principal occupations during the past five years.

        ---------------------------------------------------------------------------------------------------------------------------
        Name, Address and Age                          Position(s) with SSgA funds    Principal Occupation(s) During Past 5 Years

        ---------------------------------------------------------------------------------------------------------------------------
         Lynn L. Anderson                              Trustee (Interested Person     o  Vice Chairman, Frank Russell Company;
         909 A Street                                  of the SSgA funds as defined   o  Chairman of the Board and Chief Executive
         Tacoma, WA  98402                             in the 1940 Act), Chairman        Officer, Frank Russell Investment
         Age 60                                        of the Board, President and       Management Company and Russell Fund
                                                       Treasurer                         Distributors, Inc.;
                                                                                      o  Chairman of the Board, Frank Russell Trust
                                                                                         Company;
                                                                                      o  Trustee, President and Chief Executive
                                                                                         Officer, Frank Russell Investment Company
                                                                                         and Russell Insurance Funds; and
                                                                                      o  Director, Russell Insurance Agency, Inc.,
                                                                                         Frank Russell Investments (Ireland)
                                                                                         Limited, Frank Russell Investment Company
                                                                                         plc; Frank Russell Institutional Funds plc,
                                                                                         Frank Russell Qualifying Investor Fund, and
                                                                                         Frank Russell Investments (Cayman) Ltd.

        ---------------------------------------------------------------------------------------------------------------------------
         William L. Marshall                            Trustee                       o  Chief Executive Officer and President,
         33 West Court Street                                                            Wm. L. Marshall Associates, Inc. (a
         Doylestown, PA 18901                                                            registered investment advisor and provider
         Age 57                                                                          of financial and related consulting
                                                                                         services);
                                                                                      o  Certified Financial Planner and Member,
                                                                                         Institute of Certified Financial Planners;
                                                                                      o  Member, Registry of Financial Planning
                                                                                         Practitioners and Advisory Committee,
                                                                                         International Association for Financial
                                                                                         Planning Broker-Dealer Program;
        ---------------------------------------------------------------------------------------------------------------------------

        ---------------------------------------------------------------------------------------------------------------------------
                                                                                      o  Registered Representative for Securities
                                                                                         with FSC Securities Corp., Marietta,
                                                                                         Georgia.

        ---------------------------------------------------------------------------------------------------------------------------
         Steven J. Mastrovich                           Trustee                       o  Managing Director, HSBC Securities (USA)
         99 High Street, 27th Floor                                                      Inc.
         Boston, MA  02110                                                            o  From 1998 to 2000, President, Key Global
         Age 43                                                                          Capital, Inc.;
                                                                                      o  From 1997 to 1998, Partner, Squire,
                                                                                         Sanders & Dempsey (law firm);
                                                                                      o  From 1994 to 1997, Partner, Brown, Rudnick,
                                                                                         Freed & Gesmer (law firm); and
                                                                                      o  From 1990 to 1994, Partner, Warner &
                                                                                         Stackpole (law firm).

        ---------------------------------------------------------------------------------------------------------------------------
         Patrick J. Riley                               Trustee                       o  Partner, Riley, Burke & Donahue, L.L.P.
         One Corporate Place                                                             (law firm).
         55 Ferncroft Road
         Danvers, MA  01923
         Age 51

        ---------------------------------------------------------------------------------------------------------------------------
         Richard D. Shirk                               Trustee                       o  President and Chief Executive Officer,
         3350 Peachtree Road, N.E.                                                       Blue Cross/Blue Shield of Georgia.
         Atlanta, GA  30326
         Age 54

        ---------------------------------------------------------------------------------------------------------------------------
         Bruce D. Taber                                 Trustee                       o  Consultant, Computer Simulation, General
         26 Round Top Road                                                               Electric Industrial Control Systems.
         Boxford, MA  01921
         Age 56

        ---------------------------------------------------------------------------------------------------------------------------
         Henry W. Todd                                  Trustee                       o  President and Director, Zink & Triest Co.,
         111 Commerce Drive                                                              Inc.(dealer in vanilla flavor materials);
         Montgomeryville, PA  18936                                                      and
         Age 52                                                                       o  Director, Executive Vice President, A.M.
                                                                                         Todd Group, Inc. and Flavorite
                                                                                         Laboratories.

        ---------------------------------------------------------------------------------------------------------------------------
         J. David Griswold                              Vice President and Secretary  o  Assistant Secretary and Associate General
         909 A Street                                                                    Counsel, Frank Russell Investment
         Tacoma, WA  98402                                                               Management Company, Russell Fund
         Age 42                                                                          Distributors, Inc., Frank Russell Capital
                                                                                         Inc., Frank Russell Company and Frank
                                                                                         Russell Investments (Delaware), Inc.;

                                                                                      o  Director, Secretary and Associate General
                                                                                         Counsel, Frank Russell Securities, Inc.;

                                                                                      o  Secretary, Frank Russell Canada
                                                                                         Limited/Limitee.

        ---------------------------------------------------------------------------------------------------------------------------

        ---------------------------------------------------------------------------------------------------------------------------
         Name, Address and Age                          Position(s) with SSgA funds   Principal Occupation(s) During Past 5 Years

        ---------------------------------------------------------------------------------------------------------------------------
         Mark E. Swanson                                Assistant Secretary,          o  Director - Funds Administration, Frank
         909 A Street                                   Assistant Treasurer and          Russell Investment Management Company and
         Tacoma, WA  98402                              Principal Accounting Officer     Frank Russell Trust Company; and
         Age 36                                                                       o  Treasurer and Chief Accounting Officer,
                                                                                         Frank Russell Investment Company and
                                                                                         Russell Insurance Funds.

        ---------------------------------------------------------------------------------------------------------------------------
         Rick J. Chase                                  Assistant Secretary           o  Manager, Fund Administration, Frank Russell
         909 A Street                                                                    Investment Management Company; and
         Tacoma, WA  98402                                                            o  Assistant Treasurer, Frank Russell
         Age 34                                                                          Investment Company and Russell Insurance
                                                                                         Funds.

        ---------------------------------------------------------------------------------------------------------------------------
         Deedra S. Walkey                               Assistant Secretary           o  Associate General Counsel and Assistant
         909 A Street                                                                    Secretary, Frank Russell Company, Frank
         Tacoma, WA  98402                                                               Russell Investment Management Company,
         Age 35                                                                          Frank Russell Trust Company, Frank Russell
                                                                                         Investment Company, Russell Insurance
                                                                                         Funds, and Russell Insurance Agency.

        ---------------------------------------------------------------------------------------------------------------------------
         Carla L. Anderson                              Assistant Secretary           o  Senior Paralegal and Assistant Secretary,
         909 A Street                                                                    Frank Russell Company, Frank Russell
         Tacoma, WA  98402                                                               Investment Management Company, Frank
         Age 35                                                                          Russell Securities, Inc., Russell Fund
                                                                                         Distributors, Inc., Frank Russell Capital
                                                                                         Inc., Frank Russell International Services
                                                                                         Company Inc., Russell Real Estate Advisors
                                                                                         Inc. and A Street Investment Associates,
                                                                                         Inc.
        ---------------------------------------------------------------------------------------------------------------------------


Compensation

Trustees who are not officers or employees of Frank Russell Investment Management Company, State Street Bank and Trust Company or their affiliates are paid $63,000 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the trustees is optional. To date, none of the trustees have used the deferred compensation plan. The Investment Company's officers and employees are compensated by the Administrator or its affiliates.

              -------------------------------------------------------------------------------
               Trustee                                   Total Annual Compensation
                                                         from Investment Company per
                                                         Fiscal Year
              -------------------------------------------------------------------------------
               Lynn L. Anderson                                        $0
              -------------------------------------------------------------------------------
               William L. Marshall                                $63,000
              -------------------------------------------------------------------------------
               Steven J. Mastrovich                               $63,000
              -------------------------------------------------------------------------------
               Patrick J. Riley                                   $63,000
              -------------------------------------------------------------------------------
               Richard D. Shirk                                   $63,000
              -------------------------------------------------------------------------------
               Bruce D. Taber                                     $63,000
              -------------------------------------------------------------------------------
               Henry W. Todd                                      $63,000
              -------------------------------------------------------------------------------

              --------------------------------------------------------------------------------------------------------------
               Name of SSgA Fund                                      Amount of Total Annual Trustee Compensation
                                                                      (Including Out of Pocket Expenses) Attributable to
                                                                      Each Fund For the Fiscal Year Ended August 31, 1999
              --------------------------------------------------------------------------------------------------------------
               Money Market                                                                $148,616
              --------------------------------------------------------------------------------------------------------------
               US Government Money Market                                                    26,152
              --------------------------------------------------------------------------------------------------------------
               Matrix Equity                                                                 11,327
              --------------------------------------------------------------------------------------------------------------
               S&P 500 Index                                                                 47,343
              --------------------------------------------------------------------------------------------------------------
               Small Cap                                                                      8,227
              --------------------------------------------------------------------------------------------------------------
               Yield Plus                                                                    14,754
              --------------------------------------------------------------------------------------------------------------
               Bond Market                                                                    4,966
              --------------------------------------------------------------------------------------------------------------
               Emerging Markets                                                               6,022
              --------------------------------------------------------------------------------------------------------------
               US Treasury Money Market                                                      20,386
              --------------------------------------------------------------------------------------------------------------
               Growth & Income                                                                5,267
              --------------------------------------------------------------------------------------------------------------
               Intermediate                                                                   2,187
              --------------------------------------------------------------------------------------------------------------
               Prime Money Market                                                            50,634
              --------------------------------------------------------------------------------------------------------------
               Tax Free Money Market                                                          6,081
              --------------------------------------------------------------------------------------------------------------
               Active International                                                           2,582
              --------------------------------------------------------------------------------------------------------------
               International Growth Opportunities                                             1,494
              --------------------------------------------------------------------------------------------------------------
               Tuckerman Active REIT                                                          1,473
              --------------------------------------------------------------------------------------------------------------
               High Yield Bond                                                                1,191
              --------------------------------------------------------------------------------------------------------------
               Special Equity                                                                 1,531
              --------------------------------------------------------------------------------------------------------------
               Aggressive Equity(1)                                                             839
              --------------------------------------------------------------------------------------------------------------
               IAM SHARES(1)                                                                    430
              --------------------------------------------------------------------------------------------------------------
               All Life Solutions Funds                                                           0
              --------------------------------------------------------------------------------------------------------------


Controlling and Principal Shareholders


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _______________, 2000, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

The trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the fund until such time as the fund has public shareholders and therefore may be deemed a controlling person.


--------------------------

(1) The fund did not operate a full year during fiscal 1999.

                     INVESTMENT ADVISORY AND OTHER SERVICES


Advisor


State Street Bank and Trust Company serves as the SSgA Funds' Investment Advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110. State Street also serves as the Investment Company's Custodian and Transfer Agent (see below).

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the fund and either a majority of all Trustees or a majority of the shareholders of the fund approve its continuance. The Agreement may be terminated by the Advisor or a fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, the Advisor directs each fund's investments in accordance with its investment objective, policies and limitations. For these services, the fund pays an annual management fee to the Advisor as stated in the fund's prospectus. The management fee rate is a percentage of the average daily net asset value of the fund, calculated daily and paid monthly.

State Street's Code of Ethics. Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. Subject to the pre-clearance procedures contained in the Code, State Street employees may purchase securities held by the fund. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Administrator


Frank Russell Investment Management Company serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated April 12, 1988.

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Singapore and Auckland, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the fund's operations; (2) provide the fund with administrative and clerical services, including the maintenance of certain of the fund's books and records; (3) arrange the periodic updating of the fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to fund shareholders and the Securities and Exchange Commission; and (5) provide the fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the following fees are paid:


Money Market Portfolios
3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US Equity Portfolios
3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US Fixed Income Portfolios
3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

International Portfolios
7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

Feeder Portfolios
3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated. The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the trustees and a majority of the trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

The Administrator's and Direct Distributor's Code of Ethics. Officers and employees of the Administratorand Direct Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Direct Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Custodian and Transfer Agent


State Street serves as the Custodian for the OWNx CustomerOwner Fund. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. For its services as Custodian, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year.

__________________ serves as the Transfer Agent for the OWNx CustomerOwner Fund Program Members ("Program Transfer Agent") For its services as Program Transfer Agent, __________________ receives the following fees: ___________________. The
Program Transfer Agent can be reached at __________________. State Street serves as the Transfer Agent for non-program members (the "Direct Transfer Agent"). For its services State Street receives the following fees:______________________. The Direct Transfer Agent can be reached at ___________________________.

Distributor


___________________________________ serves as the distributor for the OWNx
CustomerOwner program members (the "Program Distributor") pursuant to a Program Distribution Agreement dated __________________. [Describe corporate structure.] The Program Distributor is a ________________________. The Program Distributor's mailing address is _______________________________________.

Russell Fund Distributors, Inc. serves as the Distributor of Fund shares for non-program members (the "Direct Distributor") pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). The Direct Distributor is a wholly owned subsidiary of the Administrator. The Distributor's mailing address is One International Place, Boston, MA 02110.

Distribution Plan and Shareholder Servicing Arrangements


Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the fund has adopted an active distribution Plan providing for reimbursement for distribution expenses up to the plan limit.

In connection with the trustees' consideration of whether to adopt the Distribution Plan, the Direct Distributor, as the SSgA Funds' principal underwriter, represented to the trustees that the Direct Distributor believes that the Distribution Plan should result in increased sales and asset retention for the fund by enabling the fund to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that the fund would have.

The Plan provides that the fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the fund may pay. The Plan and material amendments to it must be approved annually by all of the trustees and by the trustees who are neither "interested persons" (as defined in the 1940 Act) of the fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

Distribution and Shareholder Servicing. Payments under the Plan will be made to the Direct Distributor to finance activity which is intended to result in the sale and retention of fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of fund shares, including the Direct Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the fund and/or the Direct Distributor may also enter into Service Agreements with financial institutions, which may include the Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations and Program Distributor may provide various services for such customers, including: answering inquiries regarding the fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations and the Program Distributor; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations and the Program Distributor may receive from the fund and or the Direct Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Retirement Investment Services and State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the board of trustees.

Payments to the Director Distributor, as well as payments to Service Organizations and the Program Distributor, are not permitted by the Plan to exceed .25% per year of the average net asset value of the fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

Technology and Support Services


Technology and support services are provided by OWNx.com Ownx.com will provide the fund with an interface to the OWNx.com CustomerOwner Program technology infrastructure. This interface will:

o Provide the fund's portfolio manager with the aggregate consumer spending patterns across participating companies in a format that can be used to maintain the underlying stock positions of the fund; and

o Enable members to convert Ownership Credits (OCs) into shares of the fund once they reach the minimum initial investment.

This interface will also link the technology of the OWNx.com CustomerOwner Program to the fund's transfer agent so that shareholder accounts can be established and maintained on an ongoing basis with minimal manual processing. OWNx.com will also service OWNx.com CustomerOwner Program member accounts in a separate phone service center in order to isolate the cost of this support from the fund. In addition, OWNx.com will provide the technology infrastructure necessary to determine the cash transfers required from each participating company to fund its obligations to OWNx.com CustomerOwner Program members. The mailing address of OWNx.com is 1105 Washington Street, Newton, MA 02465.

Independent Accountants


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with auditing standards generally accepted in the United States, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, MA 02110.

Legal Counsel


Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds.


                       BROKERAGE PRACTICES AND COMMISSIONS


All portfolio transactions are placed on behalf of the fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

The fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. ADRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the US or Europe, as the case may be. ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or Advisor (or its affiliates). Advisor is authorized to cause the fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the fund's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

The Advisor arranges for the purchase and sale of fund securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The Advisor may select brokers and dealers which provide it with research services and may cause a fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the fund to supplement its own research and analysis. Research services generally include services which assist investment professionals in their investment decision-making process, including information concerning securities or indexes, performance, technical market action, pricing, risk measurement, corporate responsibility and proxy issues, in addition to political and economic developments.

With respect to brokerage commissions, if commissions are generated by the fund, the Board reviews, at least annually, the commissions paid by the fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the fund. The trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the prices paid by the fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the fund. Certain services received by Advisor attributable to a particular fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or an Investment Portfolio other than such fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.


                             PRICING OF FUND SHARES


Shares of the SSgA Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The fund determines the price per share once each business day at 4:00 p.m. Eastern time. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of fund shares when the shareholder is not able to purchase or redeem fund shares. Further, because foreign securities markets may close prior to the time the fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the fund calculates net asset value may not be reflected in the calculation of net asset value unless the board of trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the trustees.

With the exceptions noted below, the fund values portfolio securities at market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

The fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on fund shares computed by dividing the annualized daily income on the fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Investment Company filed an exemption from Section 18(f) of the 1940 Act on Form N-18-F on December 29, 1987, which may enable it to redeem securities in kind. Therefore, a fund may pay any portion of the redemption amount (in excess of $25 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.


                                      TAXES


Each portfolio of the SSgA Funds intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, each fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the fund or that does not represent more than 10% of the outstanding voting securities of any one issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of the fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

State and Local Taxes. Depending upon the extent of each fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.


                         CALCULATION OF PERFORMANCE DATA


The fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     n
               P(1+T)  = ERV
                where:     P =     a hypothetical initial payment of $1,000
                           T =     average annual total return
                           n =     number of years
                           ERV =   ending redeemable value of a $1,000 payment
                                   made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.


                             ADDITIONAL INFORMATION


Shareholder Meetings


Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the board of trustees; (2) upon written request to the board by the holders of at least 10% of the outstanding shares; or (3) upon the board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

Capitalization and Voting


Each fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the trustees. The trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the board of trustees may be filled by the vote of a majority of the remaining trustees, provided that immediately thereafter at least two-thirds of the trustees have been elected by shareholders.

The fund share represents an equal proportionate interest in the fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the fund as may be declared by the board of trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the fund. Transfer Agent sends monthly statements to shareholders of the fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

Federal Law Affecting State Street


Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the fund. If the Advisor were prohibited from serving the fund in any of its present capacities, the board of trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


                              FINANCIAL STATEMENTS


Audited financial statements will be available within 60 days following the end of the fund's then current fiscal year ending August 31. When available, copies of the financial statements can be obtained without charge by calling (800) 647-7327.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits
              --------

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
1.            First Amended and Restated

              Master Trust Agreement                                                  Post-Effective Amendment #35 (12/29/95)
              (a)   Amendment No. 1                                                   Post-Effective Amendment #35 (12/29/95)
              (b)   Amendment No. 2                                                   Post-Effective Amendment #35 (12/29/95)
              (c)   Amendment No. 3                                                   Post-Effective Amendment #35 (12/29/95)
              (d)   Amendment No. 4                                                   Post-Effective Amendment #35 (12/29/95)
              (e)   Amendment No. 5                                                   Post-Effective Amendment #35 (12/29/95)
              (f)   Amendment No. 6                                                   Post-Effective Amendment #35 (12/29/95)
              (g)   Amendment No. 7                                                   Post-Effective Amendment #35 (12/29/95)
              (h)   Amendment No. 8                                                   Post-Effective Amendment #35 (12/29/95)
              (i)   Amendment No. 9                                                   Post-Effective Amendment #40 (4/10/97)
              (j)   Amendment No. 10                                                  Post-Effective Amendment #43 (2/4/98)
              (k)   Amendment No. 11                                                  Post-Effective Amendment #47 (9/1/98)
              (l)   Amendment No. 12                                                  Post-Effective Amendment #50 (3/15/99)

              (m)   Amendment No. 13                                                  Post-Effective Amendment #56 (5/31/00)
              (n)   Amendment No. 14                                                  To be filed by Amendment

2.            Bylaws                                                                  Post-Effective Amendment #42 (12/24/97)

3.            Instruments Defining Rights of Security Holders                         None
4.            Deferred Compensation Plan                                              Post-Effective Amendment #50 (3/15/99)

5(a)          Investment Advisory Agreement                                           Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Investment Advisory Agreement
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Investment Advisory Agreement
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Investment Advisory Agreement
(e)           Letter agreement incorporating the Emerging markets Fund                Post-Effective Amendment #35 (12/29/95)
              and the Prime Money Market Fund within the Investment
              Advisory Agreement
(f)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Investment Advisory Agreement
(g)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Investment Advisory Agreement
(h)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Investment Advisory Agreement
(i)           Letter agreement incorporating the SSgA Special,                        Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Investment Advisory Agreement
(j)           Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Investment Advisory Agreement
(k)           Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Investment Advisory Agreement



(l)           Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Investment Advisory Agreement
(m)           Letter agreement incorporating the SSgA OWNx CustomerOwner              To be filed by Amendment
              Fund within the Investment Advisory Agreement


6.            Distribution Agreements
(a)           Distribution Agreement (Class A Shares)                                 Post-Effective Amendment #35 (12/29/95)
(a)(i)        Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Distribution Agreement
(a)(ii)       Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Distribution Agreement

(a)(iii)      Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Distribution Agreement
(a)(iv)       Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Distribution
              Agreement
(a)(v)        Letter agreement incorporating the Class A shares of the                Post-Effective Amendment #35 (12/29/95)
              Tax Free Money Market Fund within the Distribution Agreement
(a)(vi)       Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Distribution Agreement
(a)(vii)      Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Distribution Agreement
(a)(viii)     Letter agreement incorporating the Special Small Cap,                   Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Distribution Agreement
(a)(ix)       Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Distribution Agreement
(a)(x)        Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Distribution Agreement


(a)(xi)       Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Distribution Agreement
(a)(xii)      Letter agreement incorporating the SSgA OWNx CustomerOwner              To be filed by Amendment
              Fund within the Distribution Agreement



(b)           Distribution Agreement (regarding Class B Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(b)(i)        Letter agreement incorporating the Class B Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(c)           Distribution Agreement (regarding Class C Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(c)(i)        Letter Agreement incorporating the Class C Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement

7.            Bonus, profit sharing, or pension plans                                 None

8.(a)         Custodian Contract                                                      Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Fund into the Custodian Contract
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds into the Custodian
              Contract
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds into the Custodian Contract
(e)           Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds into the Custodian Contract
(f)           Fee Schedule, dated February 17, 1994, to Custodian                     Post-Effective Amendment #35 (12/29/95)
              Contract
(g)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund into the Custodian Contract
(h)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds into the
              Custodian Contract
(i)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds into the
              Custodian Contract
(j)           Letter agreement incorporating the Special,                             Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds into the Custodian Contract

(k)           Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund into the Custodian Contract
(l)           Letter agreement incorporating the IAM SHARES Fund into                 Post-Effective Amendment #51 (5/28/99)
              the Custodian Contract


(m)           Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund into the Custodian Contract
(n)           Letter agreement incorporating the OWNx CustomerOwner Fund              To be filed by Amendment
              into the Custodian Contract


9(a)(i)       Transfer Agency and Service Agreement                                   Post-Effective Amendment #35 (12/29/95)
(a)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Transfer Agency and Service
              Agreement
(a)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Transfer Agency and Service Agreement
(a)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Transfer Agency and Service
              Agreement
(a)(v)        Letter agreement incorporating the Emerging markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Transfer Agency and
              Service Agreement
(a)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Transfer Agency and Service Agreement
(a)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Transfer Agency and Service Agreement
(a)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Transfer Agency and Service Agreement
(a)(ix)       Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Transfer Agency and Service Agreement
(a)(x)        Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Transfer Agency and Service Agreement
(a)(xi)       Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Transfer Agency and Service Agreement


(a)(xii)      Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Transfer Agency and Service Agreement
(a)(xiii)     Letter agreement incorporating the OWNx Customer Owner Fund             To be filed by Amendment
              within the Transfer Agency and Service Agreement


(b)(i)        Administration Agreement                                                Post-Effective Amendment #35 (12/29/95)
(b)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Administration Agreement
(b)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Administration Agreement
(b)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Administration Agreement
(b)(v)        Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Administration
              Agreement
(b)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Administration Agreement
(b)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Administration Agreement
(b)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #35 (12/29/95)
              Growth, Balanced and Income and Growth Funds within the
              Administration Agreement
(b)(ix)       Amendment No. 4 to the Administration Agreement between                 Post-Effective Amendment #41 (6/2/97)
              Frank Russell Investment Management Company and SSgA
              Funds

(b)(x)        Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Administration Agreement
(b)(xi)       Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Administration Agreement
(b)(xii)      Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Administration Agreement


(b)(xiii)     Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Administration Agreement
(b)(xiv)      Letter agreement incorporating the OWNx CustomerOwner Fund              To be filed by Amendment
              within the Administration Agreement


10.           Opinion of Counsel
(a)           Relating to The Seven Seas Series Money Market Fund                     Post-Effective Amendment #42 (12/24/97)
(b)           Relating to The Seven Seas Series US Government Money                   Post-Effective Amendment #42 (12/24/97)
              Market Fund
(c)           Relating to The Seven Seas Series S&P 500 Index, S&P                    Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix Equity, International European
              Index, International Pacific Index and Short Term
              Government Securities Funds
(d)           Relating to The Seven Seas Series Yield Plus and Bond                   Post-Effective Amendment #42 (12/24/97)
              Market Funds
(e)           Relating to The Seven Seas Series US Treasury Money                     Post-Effective Amendment #42 (12/24/97)
              Market and Treasury Obligations Funds
(f)           Relating to The Seven Seas Series Growth and Income and                 Post-Effective Amendment #42 (12/24/97)
              Intermediate Funds
(g)           Relating to The Seven Seas Series Emerging Markets and                  Post-Effective Amendment #42 (12/24/97)
              Prime Money Market Funds
(h)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Money Market and US Government Money
              Market Funds
(i)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Tax Free Money Market Funds
(j)           Relating to The Seven Seas Series Real Estate Equity Fund               Post-Effective Amendment #42 (12/24/97)
(k)           Relating to the SSgA Life Solutions Growth, Balanced and                Post-Effective Amendment #41 (6/2/97)
              Income and Growth Funds
(l)           Relating to the Special, International Growth                           Post-Effective Amendment #45  (4/28/98)
              Opportunities and High Yield Bond Funds
(m)           Relating to the Aggressive Equity Fund                                  Post-Effective Amendment #47 (9/1/98)
(n)           Relating to the IAM SHARES Fund                                         Post-Effective Amendment #51 (5/28/99)


(o)           Relating to the Intermediate Municipal Bond Fund                        Post-Effective Amendment #56 (5/31/00)
(p)           Relating to the OWNx CustomerOwner Fund                                 To be filed by Amendment


11.           Other Opinions:  Consent of Independent Accountants                     Post-Effective Amendment #54 (12/17/99)


12.           Financial Statements Omitted from Item 23                               None

13.           Letter of Investment Intent
(a)           The Seven Seas Series Money Market Fund                                 Post-Effective Amendment #42 (12/24/97)
(b)           The Seven Seas Series US Government Money Market Fund                   Post-Effective Amendment #42 (12/24/97)
(c)           The Seven Seas Series Government Securities, Index,                     Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix, European Index and Pacific Index
              Funds
(d)           The Seven Seas Series Yield Plus and Bond Market Funds                  Post-Effective Amendment #42 (12/24/97)
(e)           The Seven Seas Series US Treasury Money Market and                      Post-Effective Amendment #42 (12/24/97)
              Treasury Obligations Funds
(f)           The Seven Seas Series Growth and Income and Intermediate                Post-Effective Amendment #42 (12/24/97)
              Funds
(g)           The Seven Seas Series Emerging Markets and Prime Money                  Post-Effective Amendment #42 (12/24/97)
              Market Funds
(h)           Class B and C Shares of The Seven Seas Series Money                     Post-Effective Amendment #42 (12/24/97)
              Market and US Government Money Market Funds
(i)           The Seven Seas Series Tax Free Money Market Fund (Class                 Post-Effective Amendment #42 (12/24/97)
              A, B and C Shares)

(j)           The Seven Seas Series Active International Fund                         Post-Effective Amendment #42 (12/24/97)
(k)           SSgA Life Solutions Growth, Balanced and Income and                     Post-Effective Amendment #41 (6/2/97)
              Growth Funds
(l)           SSgA Special, International Growth Opportunities and                    Post-Effective Amendment #45  (4/28/98)
              High Yield Bond Funds
(m)           SSgA Aggressive Equity Fund                                             Post-Effective Amendment #47 (9/1/98)
(n)           SSgA IAM SHARES Fund                                                    Post-Effective Amendment #51 (5/28/99)


(o)           SSgA Intermediate Municipal Bond Fund                                   Post-Effective Amendment #56 (5/31/00)
(p)           SSgA OWNx CustomerOwner Fund                                            To be filed by Amendment


14.           Prototype Retirement Plan                                               None

15.           Distribution Plans pursuant to Rule 12b-1
(a)           Plan of Distribution for the government Securities,                     Post-Effective Amendment #35 (12/29/95)
              Index, Midcap Index, Matrix, European Index and Pacific
              Index Funds as approved by the Board of Trustees
(a)(i)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Yield Plus and Bond Market Funds into the Plan
(a)(ii)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Money Market and US Government Money Market Funds into
              the Plan (Class A Shares)
(a)(iii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              US Treasury Money Market and US Treasury Obligations
              Funds into the Plan
(a)(iv)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Growth and Income and Intermediate Funds into the Plan
(a)(v)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Emerging Markets and Prime Money Market Funds into the
              Plan
(a)(vi)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Class A Shares of the Tax Free Money Market Fund into
              the Plan
(a)(vii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Small Cap, Active International and Real Estate Equity
              Funds into the Plan
(a)(viii)     Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #41 (6/2/97)
              Life Solutions Growth, Balanced and Income and Growth
              Funds into the Plan
(a)(ix)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #45  (4/28/98)
              Special, International Growth Opportunities and High
              Yield Bond Funds into the Plan
(a)(x)        Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #47 (9/1/98)
              Aggressive Equity Fund in the Plan
(a)(xi)       Addendum to Plan of Distribution incorporating the IAM                  Post-Effective Amendment #51 (5/28/99)
              SHARES Fund into the Plan


(a)(xii)      Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #56 (5/31/00)
              Intermediate Municipal Bond Fund into the Plan
(a)(xiii)     Addendum to Plan of Distribution incorporating the                      To be filed by Amendment
              OWNx CustomerOwner Fund into the Plan


(b)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class B Shares) as
              approved by the Board of Trustees
(b)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class B Shares of the Tax Free Money Market Fund
(c)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class C Shares) as
              approved by the Board of Trustees
(c)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class C Shares of the Tax Free Money Market Fund
(d)           Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company
(d)(i)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Brokerage Services, Inc.
(d)(ii)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Bank and Trust Company,
              Metropolitan Division of Commercial Banking Services

(d)(iii)      Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company Retirement
              Investment Services Division
(d)(iv)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Solutions
(d)(v)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #50 (3/15/99)
              Funds and Global Cash Management Division of State
              Street Bank and Trust Company
(e)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class B Shares) as approved by the Board of Trustees
(f)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class C Shares) as approved by the Board of Trustees

16.           Code of Ethics


              (a)   Relating to the Registrant, Principal Underwriter                 Post-Effective Amendment #56 (5/31/00)
                    and Administrator
              (b)   Relating to the Investment Advisor                                To be filed by Amendment

17.           Financial Data Schedule                                                 To be filed by Amendment



Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None


Item 25.  Indemnification
          ---------------

          Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

          The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

          The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

          "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of Investment Adviser.
          -----------------------------------------------------

          The Investment Management Division of State Street Bank and Trust Company ("State Street") serves as adviser to the Registrant. State Street, a Massachusetts bank, currently manages large institutional accounts and collective investment funds. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

        NAME                     CAPACITY WITH ADVISOR                       BUSINESS NAME AND ADDRESS*
Tenley E. Albright, MD               Director                             Chairman, Western Resources, Inc.
                                                                          Two Commonwealth Avenue
                                                                          Boston, MA 02116-3134



I. MacAlister Booth                  Director                             Retired Chairman, President and CEO,
                                                                          Polaroid Corporation
                                                                          P.O. Box 428 - 68 Barnes Hill Road
                                                                          Concord, MA 01742

Marshall N. Carter                   Chairman and CEO                     State Street Bank and Trust Company
                                                                          225 Franklin Street - P.O. Box 351
                                                                          Boston, MA 02110

James I. Cash, Jr.                   Director                             The James E. Robison Professor of
                                                                          Business Administration, Harvard
                                                                          Business School (on sabbatical)
                                                                          c/o Stanford Graduate School of
                                                                          Business
                                                                          518 Memorial Way
                                                                          Stanford University
                                                                          Stanford, CA 94305-5015

Truman S. Casner                     Director                             Partner, Ropes & Gray
                                                                          One International Place - 37th Floor
                                                                          Boston, MA 02110

Nader F. Darehshori                  Director                             Chairman, President and CEO, Houghton
                                                                          Mifflin Company
                                                                          222 Berkeley - 5th Floor
                                                                          Boston, MA 02116-3764

Arthur L. Goldstein                  Director                             Chairman and CEO, Ionics, Inc.
                                                                          65 Grove Street
                                                                          P.O. Box 9131
                                                                          Watertown, MA 02272-9131

David P. Gruber                      Director                             President and CEO, Wyman-Gordon Company
                                                                          244 Worchester Street
                                                                          N. Grafton, MA 01536-8001

John M. Kucharski                    Director                             Chairman and CEO, EG&G, Inc.
                                                                          45 William Street
                                                                          Wellesley, MA 02181

Charles R. LaMantia                  Director                             President and CEO, Arthur D. Little,
                                                                          Inc.
                                                                          25 Acorn Park
                                                                          Cambridge, MA 02140

David B. Perini                      Director                             Chairman and President, Perini
                                                                          Corporation
                                                                          73 Mt. Wayte Avenue
                                                                          Framingham, MA 01701

Dennis J. Picard                     Director                             Chairman and CEO, Raytheon Company
                                                                          141 Spring Street
                                                                          Lexington, MA 02173

Alfred Poe                           Director                             CEO, MenuDirect Corp.
                                                                          865 Centennial Avenue
                                                                          Piscataway, NJ 08854

Bernard W. Reznicek                  Director                             President, Premier Group;
                                                                          National Director, Utility Markets of
                                                                          Central States Indemnity Company of Omaha
                                                                          1212 N. 96th Street
                                                                          Omaha, NE 68114-2274

David A. Spina                       President and Chief Operating        State Street Corporation
                                     Officer                              225 Franklin Street - P.O. Box 351
                                                                          Boston, MA 02110

Diana Chapman Walsh                  Director                             President, Wellesley College
                                                                          106 Central Street
                                                                          Wellesley, MA 02181

Robert E. Weissman                   Director                             Chairman and CEO, Cognizant Corporation
                                                                          200 Nyala Farms Road
                                                                          Westport, CT 06880

Item 27.  Principal Underwriters
          ----------------------

     (a) Russell Fund Distributors, Inc., also acts as principal underwriter for Frank Russell Investment Company.

     (b) The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


 NAME AND PRINCIPAL                  POSITION AND OFFICES                        POSITION WITH
  BUSINESS ADDRESS*                    WITH UNDERWRITER                           REGISTRANT
Lynn L. Anderson                   Director and CEO                        Trustee, Chairman of the Board,
                                                                           and President

Carla L. Anderson                  Assistant Secretary                     Assistant Secretary

Leonard P. Brennan                 Director                                None

Karl J. Ege                        Secretary and General Counsel           None

J. David Griswold                  President and Associate                 Vice President and Secretary
                                   General Counsel

Linda L. Gutmann                   Treasurer and Controller                None

John C. James                      Assistant Secretary                     None

Randall P. Lert                    Director                                None

Gregory J. Lyons                   Assistant Secretary                     None

B. James Rohrbacher                Director, Compliance & Internal         Chief Compliance Officer
                                   Audit, Chief Compliance Officer


*Address of all individuals:  909 A Street, Tacoma, Washington 98402

Item 28.  Location of Accounts and Records
          --------------------------------

          The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 2nd day of June, 2000.




                                     By:  /s/ Lynn L. Anderson
                                          -----------------------------------
                                          Lynn L. Anderson, President,
                                          Treasurer and Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on June 2, 2000.



               Signature                     Title
               ---------                     -----

      /s/ Lynn L. Anderson                Trustee, President, Treasurer and
      -----------------------------       Chairman of the Board
      Lynn L. Anderson

      /s/ Steven J. Mastrovich            Trustee
      -----------------------------
      Steven J. Mastrovich

      /s/ William L. Marshall             Trustee
      -----------------------------
      William L. Marshall

      /s/ Patrick J. Riley                Trustee
      -----------------------------
      Patrick J. Riley

      /s/ Richard D. Shirk                Trustee
      -----------------------------
      Richard D. Shirk

      /s/ Bruce D. Taber                  Trustee
      -----------------------------
      Bruce D. Taber

      /s/ Henry W. Todd                   Trustee
      -----------------------------
      Henry W. Todd